Annual Operating Expenses {- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-13 - Fidelity Latin America Fund	Dec. 30, 2021
Fidelity Advisor Latin America Fund: Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual operating expenses	1.33%
Fidelity Advisor Latin America Fund: Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.41%
Total annual operating expenses	1.59%
Fidelity Advisor Latin America Fund: Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual operating expenses	2.08%
Fidelity Advisor Latin America Fund: Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%
Total annual operating expenses	1.00%
Fidelity Advisor Latin America Fund: Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.85%